DISPOSITIONS AND ASSETS HELD FOR SALE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2022	Dec. 31, 2021	Apr. 30, 2020
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal, Statement of Income or Comprehensive Income [Extensible Enumeration]	Cost of Goods and Services Sold
Liabilities current, held for sale		$ 120	$ 128
Ontario, California Facility | Disposal Group, Not Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sales price				$ 12,387
Gain on sale of assets	$ 6,219
Daventry, UK Facility | Disposal Group, Held-for-sale, Not Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Current assets held for sale		271	278
Liabilities current, held for sale		$ 120	$ 128